Accrued Expenses and Other Current Liabilities	6 Months Ended
Jun. 30, 2013
Accrued Expenses and Other Current Liabilities

8. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following as of December 31, 2011 and 2012 and June 30, 2013:

	December 31,		June 30, 2013
	2011	2012
			(unaudited)
Accrued professional fees	$6,765	$2,933	$1,980
Accrued payroll and related expenses	3,479	4,581	5,082
Accrued income taxes	16	767	1,969
Accrued non-income taxes	436	—	—
Accrued insurance expense	120	455	469
Other	1,566	3,028	2,696

Total	$12,382	$11,764	$12,196